INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	6 Months Ended
Dec. 31, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Sale of goods and services	73,434,690	98,632,019	142,091,165	181,370,515
Royalties	239,836	248,970	549,133	942,756
	73,674,526	98,880,989	142,640,298	182,313,271

Schedule of cost of sales

	Three-month period ended		Six-month period ended
Item	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Inventories as of the beginning of the period	85,021,914	109,450,616	82,999,205	110,913,884
Subject to foreclosure (Note 4)	(12,742,121)	—	(12,742,121)	—
Purchases of the period	31,091,235	39,733,111	66,007,852	87,376,569
Production costs (1)	7,314,349	5,339,587	12,632,950	11,843,478
Foreign currency translation	(206,093)	(747,253)	(57,483)	(561,825)
Subtotal	110,479,284	153,776,061	148,840,403	209,572,106
Inventories as of the end of the period (2)	(63,324,936)	(92,225,654)	(63,324,936)	(92,225,654)
Cost of sales (3)	47,154,348	61,550,407	85,515,467	117,346,452
(1)

For the six-month periods ended December 31, 2025 and 2024, production costs amounting to $2,966,222 and $1,867,602, respectively, were reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income. For the three-month periods ended December 31, 2025 and 2024, the amounts reclassified were $1,827,763 and $42,231, respectively.

(2)	Net of agricultural products.
(3)

For the six- and three-month periods ended December 31, 2024, cost of sales amounting to $7,785,601 and $4,289,502, respectively, were reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.

Schedule of R&D classified by nature

	Three-month period ended		Six-month period ended
	Research and	Research and	Research and	Research and
	development	development	development	development
	expenses	expenses	expenses	expenses
Item	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Amortization of intangible assets	1,042,869	754,648	2,090,756	1,485,013
Commissions and royalties	—	3,960	—	3,960
Depreciation of property, plant and equipment	196,422	198,777	392,750	367,662
Freight and haulage	—	893	—	1,085
Employee benefits and social securities	196,286	620,524	561,573	1,400,657
Maintenance	6,676	11,274	24,274	52,442
Energy and fuel	937	1,918	2,504	4,352
Supplies and materials	871,860	245,784	1,364,999	718,621
Mobility and travel	9,086	30,000	17,012	63,365
Share-based incentives	—	35,282	—	50,231
Professional fees and outsourced services	21,191	44,384	1,536,601	122,589
Professional fees related parties	—	—	—	16,373
Office supplies	738	(1,689)	1,623	12,404
Information technology expenses	270	(2,541)	1,588	11,655
Insurance	1,231	3,015	3,849	6,748
Depreciation of leased assets	—	20,916	—	37,252
Miscellaneous	—	1,452	1,850	1,452
Total	2,347,566	1,968,597	5,999,379	4,355,861

	12/31/2025	12/31/2024	12/31/2025	12/31/2024
R&D capitalized (Note 5.7)	1,153,036	3,368,772	1,821,333	5,022,789
R&D profit and loss	2,347,566	1,968,597	5,999,379	4,355,861
Total	3,500,602	5,337,369	7,820,712	9,378,650

Schedule of expenses classified by nature and function

	Three-month period ended			Six-month period ended
		Selling,			Selling,
		general and			general and
	Production	administrative	Total	Production	administrative	Total
Item	costs	expenses	12/31/2025	costs	expenses	12/31/2025
Amortization of intangible assets	82,419	399,563	481,982	164,926	774,713	939,639
Commissions and royalties	253,018	339,349	592,367	559,040	616,117	1,175,157
Import and export expenses	—	71,306	71,306	—	215,849	215,849
Depreciation of property, plant and equipment	390,490	518,645	909,135	777,582	1,055,872	1,833,454
Depreciation of leased assets	810,694	44,315	855,009	1,223,674	537,132	1,760,806
Impairment of receivables	—	427,322	427,322	—	1,104,849	1,104,849
Freight and haulage	121,973	2,126,857	2,248,830	209,015	2,894,464	3,103,479
Employee benefits and social securities	1,798,018	5,742,103	7,540,121	3,379,957	11,803,894	15,183,851
Maintenance	698,085	326,095	1,024,180	1,055,278	676,112	1,731,390
Energy and fuel	149,814	24,480	174,294	334,059	50,858	384,917
Supplies and materials	55,524	208,899	264,423	128,057	573,215	701,272
Mobility and travel	23,780	342,362	366,142	46,431	899,062	945,493
Publicity and advertising	—	762,340	762,340	—	1,669,903	1,669,903
Contingencies	6,149	69,586	75,735	15,527	93,659	109,186
Professional fees and outsourced services	112,672	2,258,752	2,371,424	563,493	4,292,248	4,855,741
Office supplies and registrations fees	1,721	158,044	159,765	4,471	263,213	267,684
Insurance	28,871	365,576	394,447	67,658	1,035,191	1,102,849
Information technology expenses	3,799	487,478	491,277	11,391	923,628	935,019
Obsolescence	944,946	—	944,946	1,102,370	—	1,102,370
Taxes	4,444	2,461,168	2,465,612	18,643	4,828,468	4,847,111
Miscellaneous	169	10,626	10,795	5,156	19,203	24,359
Total	5,486,586	17,144,866	22,631,452	9,666,728	34,327,650	43,994,378

	Three-month period ended			Six-month period ended
		Selling,			Selling,
		general and			general and
	Production	administrative	Total	Production	administrative	Total
Item	costs	expenses	12/31/2024	costs	expenses	12/31/2024
Amortization of intangible assets	55,985	334,208	390,193	156,124	723,368	879,492
Analysis and storage	—	5,371	5,371	—	8,285	8,285
Commissions and royalties	560,371	217,537	777,908	560,371	994,134	1,554,505
Import and export expenses	(49,057)	234,658	185,601	—	655,178	655,178
Depreciation of property, plant and equipment	417,079	584,919	1,001,998	831,630	1,201,350	2,032,980
Depreciation of leased assets	537,435	458,103	995,538	694,762	1,038,992	1,733,754
Impairment of receivables	—	1,738,911	1,738,911	—	1,923,790	1,923,790
Freight and haulage	507,318	2,565,292	3,072,610	989,210	4,692,869	5,682,079
Employee benefits and social securities	2,089,862	7,896,771	9,986,633	3,637,584	14,998,917	18,636,501
Maintenance	365,665	521,498	887,163	741,278	879,128	1,620,406
Energy and fuel	178,341	18,632	196,973	294,101	42,155	336,256
Supplies and materials	131,968	360,348	492,316	313,896	881,164	1,195,060
Mobility and travel	27,741	670,637	698,378	59,304	1,371,345	1,430,649
Publicity and advertising	—	692,979	692,979	—	1,918,098	1,918,098
Contingencies	55,521	(177,193)	(121,672)	55,521	119,966	175,487
Share-based incentives	169,600	1,321,865	1,491,465	228,533	1,928,620	2,157,153
Professional fees and outsourced services	325,485	2,236,402	2,561,887	809,327	3,816,499	4,625,826
Professional fees related parties	—	226,041	226,041	—	270,679	270,679
Office supplies and registrations fees	17,189	97,034	114,223	59,035	348,067	407,102
Insurance	50,898	554,717	605,615	108,022	1,116,210	1,224,232
Information technology expenses	4,723	730,430	735,153	12,597	1,409,359	1,421,956
Obsolescence	(148,656)	11,794	(136,862)	401,812	75,944	477,756
Taxes	9,115	3,999,151	4,008,266	9,831	8,464,164	8,473,995
Miscellaneous	(9,227)	51,539	42,312	12,938	85,988	98,926
Total	5,297,356	25,351,644	30,649,000	9,975,876	48,964,269	58,940,145

Schedule of other income or expenses, net

	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Net result from commercialization of agricultural products	(132,042)	(205,348)	(760,524)	(1,033,714)
Expenses recovery	(20,784)	334,232	(64,806)	505,719
Result of intangible sales	26,504	—	23,902	—
Others	179,236	420,979	652,543	553,835
	52,914	549,863	(148,885)	25,840

Schedule of net financial cost

	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Financial costs
Interest expenses	(7,020,963)	(5,284,901)	(14,603,863)	(10,832,604)
Financial commissions	(929,269)	(1,144,511)	(1,514,267)	(2,245,426)
	(7,950,232)	(6,429,412)	(16,118,130)	(13,078,030)

Other financial results
Exchange differences generated by assets	(2,502,683)	(194,248)	(5,558,013)	(3,000,088)
Exchange differences generated by liabilities	1,694,236	(227,915)	4,406,932	1,041,921
Changes in fair value of financial assets or liabilities and other financial results	(151,441)	(267,203)	(951,772)	(1,992,755)
Prepayment premium fee (Note 5.11)	—	—	(2,676,273)	—
Net gain of inflation effect on monetary items	21,589	54,418	61,870	47,146
	(938,299)	(634,948)	(4,717,256)	(3,903,776)